Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 28, 2019
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gordon Scott (co-manager) has managed the fund since April 2017.

Zachary Turner (co-manager) has managed the fund since July 2020.

It is expected that Mr. Scott will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Turner will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Gordon Scott is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Zachary Turner is co-manager of the fund, which he has managed since July 2020. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.

It is expected that Mr. Scott will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Turner will assume sole portfolio manager responsibilities for the fund.

DGF-K-20-02 1.878257.110	July 10, 2020

Supplement to the
Fidelity® Dividend Growth Fund
September 28, 2019
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gordon Scott (co-manager) has managed the fund since April 2017.

Zachary Turner (co-manager) has managed the fund since July 2020.

It is expected that Mr. Scott will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Turner will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Gordon Scott is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Zachary Turner is co-manager of the fund, which he has managed since July 2020. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.

It is expected that Mr. Scott will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Turner will assume sole portfolio manager responsibilities for the fund.

DGF-20-02 1.477570.120	July 10, 2020